STATEMENT OF INVESTMENTS
BNY Mellon Developed Markets Real Estate Securities Fund

July 31, 2024 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.2%
Australia - 5.6%
Dexus	485,660		2,239,506
Goodman Group	237,670		5,499,303
Mirvac Group	2,301,080		3,232,774
National Storage REIT	563,400		913,928
Region RE Ltd.	1,015,450		1,507,998
Scentre Group	1,090,056		2,487,162
The GPT Group	435,460		1,324,434
			17,205,105
Belgium - 1.6%
Aedifica SA	22,730		1,445,879
Cofinimmo SA	15,873		1,023,253
Warehouses De Pauw, CVA	90,162		2,445,485
			4,914,617
Canada - 2.1%
Allied Properties Real Estate Investment Trust	42,090		504,537
Chartwell Retirement Residences	170,170		1,688,574
First Capital Real Estate Investment Trust	136,090		1,613,583
H&R Real Estate Investment Trust	159,250		1,108,458
InterRent Real Estate Investment Trust	43,900		405,407
RioCan Real Estate Investment Trust	91,370		1,183,280
			6,503,839
France - 1.4%
Gecina SA	11,200		1,106,966
ICADE	14,580		324,230
Klepierre SA	43,400		1,242,230
Unibail-Rodamco-Westfield	20,750		1,554,071
			4,227,497
Germany - 2.6%
LEG Immobilien SE	34,563		3,023,097
Vonovia SE	164,452		5,053,918
			8,077,015
Hong Kong - 3.0%
ESR Group Ltd.	661,800	[a]	1,000,987
Hongkong Land Holdings Ltd.	235,500		759,748
Link REIT	861,028		3,617,992
Sun Hung Kai Properties Ltd.	319,600		2,781,372
Wharf Real Estate Investment Co. Ltd.	409,143		1,008,987
			9,169,086
Japan - 8.6%
Advance Residence Investment Corp.	862		1,810,407
Daiwa Office Investment Corp.	486	[b]	953,575
GLP J-REIT	500		439,306
Invincible Investment Corp.	2,600		1,183,163

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.2% (continued)
Japan - 8.6% (continued)
Japan Metropolitan Fund Investment Corp.	2,490		1,548,305
Japan Prime Realty Investment Corp.	437		953,884
Mitsubishi Estate Co. Ltd.	183,100		3,111,479
Mitsui Fudosan Co. Ltd.	538,900		5,579,538
Nippon Building Fund, Inc.	384		1,484,696
Nippon Prologis REIT, Inc.	1,512		2,498,300
Nomura Real Estate Master Fund, Inc.	2,174		2,139,962
Orix JREIT, Inc.	1,476		1,540,632
Sumitomo Realty & Development Co. Ltd.	98,600		3,253,994
			26,497,241
Mexico - .5%
Corp Inmobiliaria Vesta SAB de CV, ADR	52,330	[b]	1,537,455
Norway - .2%
Entra ASA	51,208	[a,b,c]	576,152
Singapore - 2.2%
CapitaLand Integrated Commercial Trust	731,900		1,142,115
CapitaLand Investment Ltd.	568,600		1,150,334
Digital Core REIT Management Pte. Ltd.	1,694,000		964,940
Mapletree Logistics Trust	2,068,898		2,002,851
Mapletree Pan Asia Commercial Trust	381,690		366,402
Suntec Real Estate Investment Trust	1,252,800		1,108,228
			6,734,870
Spain - 1.3%
Cellnex Telecom SA	25,860	[a]	900,132
Merlin Properties Socimi SA	259,722		2,966,247
			3,866,379
Sweden - .9%
Castellum AB	143,915		1,795,232
Fabege AB	124,100		1,037,732
			2,832,964
United Kingdom - 4.1%
Assura PLC	1,193,339		625,424
Empiric Student Property PLC	1,097,010		1,360,310
Grainger PLC	588,201		1,822,837
Land Securities Group PLC	178,706		1,463,032
LondonMetric Property PLC	77,852		201,865
Safestore Holdings PLC	127,875		1,327,226
Supermarket Income REIT PLC	661,530		633,687
The British Land Company PLC	488,480		2,582,693
Tritax Big Box REIT PLC	1,300,650		2,766,328
			12,783,402
United States - 65.1%
Agree Realty Corp.	67,210	[d]	4,635,474
Alexandria Real Estate Equities, Inc.	3,740	[d]	438,665
American Healthcare REIT, Inc.	130,370	[d]	2,078,098

Description	Shares		Value ($)
Common Stocks - 99.2% (continued)
United States - 65.1% (continued)
Americold Realty Trust, Inc.	67,300	[d]	2,011,597
Apple Hospitality REIT, Inc.	63,508	[d]	939,283
Brixmor Property Group, Inc.	191,919	[d]	4,888,177
Broadstone Net Lease, Inc.	64,440	[d]	1,121,900
BXP, Inc.	50,710	[d]	3,616,130
Camden Property Trust	56,150	[d]	6,218,613
CareTrust REIT, Inc.	51,200	[d]	1,380,352
Cousins Properties, Inc.	123,650	[d]	3,401,612
CubeSmart	41,818	[d]	1,989,700
Digital Realty Trust, Inc.	57,170	[d]	8,546,343
Douglas Emmett, Inc.	73,560	[b,d]	1,183,580
Equinix, Inc.	21,737	[d]	17,177,447
Equity Residential	84,940	[d]	5,914,372
Extra Space Storage, Inc.	56,183	[d]	8,967,930
First Industrial Realty Trust, Inc.	107,420	[d]	5,878,022
Healthpeak Properties, Inc.	226,930	[d]	4,951,613
Host Hotels & Resorts, Inc.	199,400	[d]	3,491,494
Invitation Homes, Inc.	190,550	[d]	6,720,699
Iron Mountain, Inc.	37,670	[d]	3,863,435
Kilroy Realty Corp.	40,350	[d]	1,491,740
Kimco Realty Corp.	361,576	[d]	7,857,046
Lineage, Inc.	36,540	[c,d]	3,211,135
NNN REIT, Inc.	87,510	[d]	3,928,324
Omega Healthcare Investors, Inc.	83,170	[d]	3,027,388
Prologis, Inc.	122,220	[d]	15,405,831
Public Storage	13,375	[d]	3,957,930
Realty Income Corp.	101,354	[d]	5,820,760
Retail Opportunity Investments Corp.	231,629	[d]	3,462,854
Rexford Industrial Realty, Inc.	64,930	[b,d]	3,253,642
Simon Property Group, Inc.	35,550	[d]	5,454,792
Sun Communities, Inc.	49,460	[d]	6,268,066
UDR, Inc.	245,250	[d]	9,827,167
Ventas, Inc.	176,770	[d]	9,623,359
VICI Properties, Inc.	171,960	[d]	5,375,470
Vornado Realty Trust	31,040	[b,d]	930,890
Welltower, Inc.	103,870	[d]	11,555,537
Xenia Hotels & Resorts, Inc.	20,510	[d]	284,679
			200,151,146
Total Common Stocks (cost $268,835,091)			305,076,768

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	1-Day Yield (%)
Investment Companies - .6%
Registered Investment Companies - .6%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $1,911,330)	5.44	1,911,330	[e]	1,911,330

Investment of Cash Collateral for Securities Loaned - .2%
Registered Investment Companies - .2%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $479,463)	5.44	479,463	[e]	479,463
Total Investments (cost $271,225,884)		100.0%		307,467,561
Cash and Receivables (Net)		.0%		71,049
Net Assets		100.0%		307,538,610

ADR—American Depositary Receipt

CVA—Company Voluntary Arrangement

REIT—Real Estate Investment Trust

a Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2024, these securities were valued at $2,477,271 or .81% of net assets.

b Security, or portion thereof, on loan. At July 31, 2024, the value of the fund’s securities on loan was $6,042,248 and the value of the collateral was $6,097,921, consisting of cash collateral of $479,463 and U.S. Government & Agency securities valued at $5,618,458. In addition, the value of collateral may include pending sales that are also on loan.

c Non-income producing security.

d Investment in real estate investment trust within the United States.

e Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Developed Markets Real Estate Securities Fund

July 31, 2024 (Unaudited)

The following is a summary of the inputs used as of July 31, 2024 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	208,192,440	96,884,328	††	-	305,076,768
Investment Companies	2,390,793	-		-	2,390,793

† See Statement of Investments for additional detailed categorizations, if any.

†† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Company’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At July 31, 2024, accumulated net unrealized appreciation on investments was $36,241,677, consisting of $49,496,190 gross unrealized appreciation and $13,254,513 gross unrealized depreciation.

At July 31, 2024, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.